IMPAIRMENT OF ASSETS (Details 2) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Goodwill	$ 57,697	$ 59,567	$ 65,751
Arauco Canada Ltd. (Flakeboard Company Ltd) [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Goodwill	40,802	40,793
Arauco do Brasil S.A. (Pien mill) [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Goodwill	16,163	17,357
Arauco North America, Inc. (Prime-Line, Inc.) [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Goodwill	732	732
Forestal Arauco S.A. [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Goodwill	$ 0	$ 685